Employee benefit plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Percentage of employer matched contribution	50.00%
Percentage of employer matched contribution of eligible employee's compensation	4.00%
Contribution expenses	$ 45,715	$ 2,787